Convertible Note Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Note Payable [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 7 – CONVERTIBLE NOTE PAYABLE

June 2024 Convertible Note

On June 5, 2024, the Company entered into securities purchase agreements with Mast Hill for the issuance of 13.0% senior secured promissory notes in the aggregate principal amount of $2,845,000 (collectively, the “June 2024 Convertible Note”) convertible into shares of the Company’s common stock, as well as the issuance of 26,800 shares of common stock as a commitment fee and warrants for the purchase of 146,667 shares of common stock of the Company. The Company and its subsidiaries have also entered into a security agreement, creating a security interest in certain property of the Company and its subsidiaries to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the June 2024 Convertible Note. Principal amount and interest under the June 2024 Convertible Note are convertible into shares of common stock of the Company at a conversion price of $11.25 per share unless the Company fails to make an amortization payment when due, in which case the conversion price shall be the lesser of $11.25 or the market price (as defined in the June 2024 Convertible Note).

Mast Hill acquired the June 2024 Convertible Note with principal amount of $2,845,000 and paid the purchase price of $2,702,750 after an original issue discount of $142,250. On June 5, 2024, the Company issued (i) a warrant to purchase 66,667 shares of common stock with an exercise price of $9.75 exercisable until June 5, 2029 (“First Warrant”), (ii) a warrant to purchase 80,000 shares of common stock with an exercise price of $7.50 exercisable until June 5, 2029 (“Second Warrant”), and (iii) 26,800 shares of common stock as a commitment fee for the purchase of the June 2024 Convertible Note, which were earned in full as of June 5, 2024. On June 5, 2024, the Company delivered such duly executed June 2024 Convertible Note, warrants and common stock to Mast Hill against delivery of the purchase price.

On December 15, 2024, the Company and Mast Hill entered into that certain consent, acknowledgement, and waiver agreement, pursuant to which Mast Hill waived all amortization payments required to be made under the June 2024 Convertible Note, the Company paid a waiver fee of $150,000 to Mast Hill, and the Company issued to Mast Hill a common stock purchase warrant for the purchase of up to 150,000 shares of the Company’s common stock (“Pre-Funded Warrants”). The Pre-Funded Warrants are immediately exercisable at issuance and until the Pre-Funded Warrants are exercised in full and have an exercise price of $0.01 per share.

On May 29, 2025, the Company and Mast Hill entered into that certain waiver (the “Waiver”), pursuant to which Mast Hill will retain all related dilutive issuance rights under Section 1.6(e) of the June 2024 Convertible Note, provided that any adjustment under Section 1.6(e) of the June 2024 Convertible Note shall be subject to a per share floor price equal to $1.00.

In December 2024, the Company repaid June 2024 Convertible Note principal amount of $288,223 in cash.

During the period from June 1, 2025 through December 31, 2025, Mast Hill converted its June 2024 Convertible Note in the principal amount of $2,010,827 into 2,010,827 shares of common stock of the Company at a per share price of $1.00.

In January 2026, Mast Hill converted its June 2024 Convertible Note in the principal amount of $545,950 into 545,950 shares of common stock of the Company at a per share price of $1.00 (See Note 12 - Common Shares Issued for Debt Conversion). The conversion was done pursuant to the terms of June 2024 Convertible Note. Therefore, no gain or loss was recognized for the conversion.

July 2025 Convertible Note

On July 3, 2025, the Company issued two convertible promissory notes (“July 2025 Convertible Note”) to two accredited investors on identical terms. The July 2025 Convertible Note has a principal amount of $200,000, bears a one-time interest charge of $60,000, and matures nine months from the date of issuance.

Pursuant to the terms of the July 2025 Convertible Note, beginning six months after the issue date, the two investors may convert the outstanding principal and accrued interest into shares of the Company’s common stock at a fixed conversion price of $1.00 per share, subject to certain adjustments as provided for in the July 2025 Convertible Note for stock splits, dividends, combinations, or reclassifications. The Company may prepay the July 2025 Convertible Note at any time without penalty.

As consideration for the two investors’ purchase of the July 2025 Convertible Note, the Company issued 5,000 shares of restricted common stock to each investor as a commitment fee. The Company recorded a total debt discount of $26,800 related to the common stock issued to the two investors, which was amortized over the term of the July 2025 Convertible Note.

In March 2026, the Company repaid in full the July 2025 Convertible Note.

The convertible notes payable as of June 30, 2026 and December 31, 2025 was as follows:

	June 30, 2026	December 31, 2025
Principal amount	$-	$745,950
Less: unamortized debt discount	-	(8,932)
Convertible note payable, net	$-	$737,018

For the three months ended June 30, 2026 and 2025, amortization of debt discount related to convertible note payable amounted to $0 and $780,602 (including the initial fair value of the Second Warrant of $621,353), respectively, which have been included in interest expense — amortization of debt discount and debt issuance costs on the accompanying condensed consolidated statements of operations and comprehensive loss. For the six months ended June 30, 2026 and 2025, amortization of debt discount related to convertible note payable amounted to $8,932 and $1,064,357 (including the initial fair value of the Second Warrant of $621,353), respectively, which have been included in interest expense — amortization of debt discount and debt issuance costs on the accompanying condensed consolidated statements of operations and comprehensive loss.

For the three months ended June 30, 2026 and 2025, interest expense related to convertible note payable amounted to $0 and $82,755, respectively, which have been included in interest expense — other on the accompanying condensed consolidated statements of operations and comprehensive loss. For the six months ended June 30, 2026 and 2025, interest expense related to convertible note payable amounted to $23,192 and $164,711, respectively, which have been included in interest expense — other on the accompanying condensed consolidated statements of operations and comprehensive loss.

NOTE 11 – CONVERTIBLE NOTE PAYABLE

May 2023 Convertible Note

On May 23, 2023, the Company entered into securities purchase agreements with Mast Hill Fund, L.P. (“Mast Hill”) for the issuance of 13.0% senior secured promissory notes in the aggregate principal amount of $1,500,000 (collectively, the “May 2023 Convertible Note”) convertible into shares of the Company’s common stock, as well as the issuance of 5,000 shares of common stock as a commitment fee and warrants for the purchase of 15,366 shares of common stock of the Company. The Company and its subsidiaries also entered into a security agreement, creating a security interest in certain property of the Company and its subsidiaries to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the May 2023 Convertible Note. Principal amount and interest under the May 2023 Convertible Note were convertible into shares of common stock of the Company at a conversion price of $67.50 per share unless the Company failed to make an amortization payment when due, in which case the conversion price would be the lower of $67.50 or the trading price of the shares, subject to a floor of $22.50.

Mast Hill acquired the May 2023 Convertible Note with principal amount of $1,500,000 and paid the purchase price of $1,425,000 after an original issue discount of $75,000. On May 23, 2023, the Company issued (i) a warrant to purchase 8,333 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 (“First Warrant”), (ii) a warrant to purchase 7,033 shares of common stock with an exercise price of $48.00 exercisable until the five-year anniversary of May 23, 2023 (“Second Warrant”).The Second Warrant was never fair valued and was cancelled and extinguished against payment of the May 2023 Convertible Note, and (iii) 5,000 shares of common stock as a commitment fee for the purchase of the May 2023 Convertible Note, which were earned in full as of May 23, 2023. On May 23, 2023, the Company delivered such duly executed May 2023 Convertible Note, warrants and common stock to Mast Hill against delivery of such purchase price.

The Company was obligated to make amortization payments in cash to Mast Hill toward the repayment of the May 2023 Convertible Note, as described in the May 2023 Convertible Note. As of December 31, 2024, the May 2023 Convertible Note was repaid in full.

In connection with the issuance of the May 2023 Convertible Note, the Company incurred debt issuance costs of $175,162 (including the issuance of 667 warrants as a finder’s fee) which was capitalized and was amortized into interest expense over the term of the May 2023 Convertible Note.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee met the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 was classified as derivative liability on May 23, 2023. The fair values of the 9,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of May 23, 2023 issued on May 23, 2023 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $29.40, volatility of 88.80%, risk-free rate of 3.76%, annual dividend yield of 0% and expected life of 5 years.

In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds allocated to the warrants are accounted for as derivative liability. The remainder of the proceeds are allocated to the debt instrument portion of the transaction.

The Company recorded a total debt discount of $349,654 related to the original issue discount, common shares issued and warrants issued to Mast Hill, which was amortized over the term of the May 2023 Convertible Note.

July 2023 Convertible Note

On July 6, 2023, the Company entered into securities purchase agreements with FirstFire Global Opportunities Fund, LLC (“FirstFire”) for the issuance of 13.0% senior secured promissory notes in the aggregate principal amount of $500,000 (collectively, the “July 2023 Convertible Note”) convertible into shares of the Company’s common stock, as well as the issuance of 1,667 shares of common stock as a commitment fee and warrants for the purchase of 5,122 shares of common stock of the Company. The Company and its subsidiaries also entered into a security agreement, creating a security interest in certain property of the Company and its subsidiaries to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the July 2023 Convertible Note. Principal amount and interest under the July 2023 Convertible Note were convertible into shares of common stock of the Company at a conversion price of $67.50 per share unless the Company failed to make an amortization payment when due, in which case the conversion price would be the lower of $67.50 or the trading price of the shares, subject to a floor of $22.50.

FirstFire acquired the July 2023 Convertible Note with principal amount of $500,000 and paid the purchase price of $475,000 after an original issue discount of $25,000. On July 6, 2023, the Company issued (i) a warrant to purchase 2,778 shares of common stock with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 (“First Warrant”), (ii) a warrant to purchase 2,344 shares of common stock with an exercise price of $48.00 exercisable until the five-year anniversary of July 6, 2023 (“Second Warrant”). The Second Warrant was never fair valued and was cancelled and extinguished against payment of the July 2023 Convertible Note, and (iii) 1,667 shares of common stock as a commitment fee for the purchase of the July 2023 Convertible Note, which were earned in full as of July 6, 2023. On July 6, 2023, the Company delivered such duly executed July 2023 Convertible Note, warrants and common stock to FirstFire against delivery of such purchase price.

The Company was obligated to make amortization payments in cash to FirstFire toward the repayment of the July 2023 Convertible Note, as described in the July 2023 Convertible Note. As of December 31, 2024, the July 2023 Convertible Note was repaid in full.

In connection with the issuance of the July 2023 Convertible Note, the Company incurred debt issuance costs of $74,204 (including the issuance of 222 warrants as a finder’s fee), which was capitalized and was amortized into interest expense over the term of the July 2023 Convertible Note.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Firstfire and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 3,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 was classified as a derivative liability on July 6, 2023. The fair values of the 3,000 warrants with an exercise price of $67.50 exercisable until the five-year anniversary of July 6, 2023 issued on July 6, 2023 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $21.30, volatility of 88.52%, risk-free rate of 4.37%, annual dividend yield of 0% and expected life of 5 years.

In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance.

The portion of the proceeds allocated to the warrants are accounted for as derivative liability. The remainder of the proceeds are allocated to the debt instrument portion of the transaction.

The Company recorded a total debt discount of $89,191 related to the original issue discount, common shares issued and warrants issued to Firstfire, which was amortized over the term of the July 2023 Convertible Note.

October 2023 Convertible Note

On October 9, 2023, the Company entered into securities purchase agreements with Mast Hill and FirstFire for the issuance of 13.0% senior secured promissory notes in the aggregate principal amount of $700,000 (collectively, the “October 2023 Convertible Note”) convertible into shares of the Company’s common stock, as well as the issuance of 4,666 shares of common stock as a commitment fee and warrants for the purchase of 12,834 shares of common stock of the Company. The Company and its subsidiaries also entered into that certain security agreements, creating a security interest in certain property of the Company and its subsidiaries to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the October 2023 Convertible Note. Principal amount and interest under the October 2023 Convertible Note were convertible into shares of common stock of the Company at a conversion price of $22.50 per share unless the Company failed to make an amortization payment when due, in which case the conversion price would be the lower of $22.50 or the market price (as defined in the October 2023 Convertible Note) of the shares.

Mast Hill acquired the October 2023 Convertible Note with principal amount of $350,000 and paid the purchase price of $332,500 after an original issue discount of $17,500. On October 9, 2023, the Company issued (i) a warrant to purchase 3,500 shares of common stock with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 (“First Warrant”), (ii) a warrant to purchase 2,917 shares of common stock with an exercise price of $27.00 exercisable until the five-year anniversary of October 9, 2023 (“Second Warrant”). The Second Warrant was never fair valued and was cancelled and extinguished against payment of the October 2023 Convertible Note, and (iii) 2,333 shares of common stock as a commitment fee for the purchase of the October 2023 Convertible Note, which were earned in full as of October 9, 2023. On October 9, 2023, the Company delivered such duly executed October 2023 Convertible Note, warrants and common stock to Mast Hill against delivery of such purchase price.

The Company was obligated to make amortization payments in cash to Mast Hill toward the repayment of the October 2023 Convertible Note, as described in the October 2023 Convertible Note. As of December 31, 2024, the October 2023 Convertible Note was repaid in full.

FirstFire acquired the October 2023 Convertible Note with principal amount of $350,000 and paid the purchase price of $332,500 after an original issue discount of $17,500. On October 9, 2023, the Company issued (i) a warrant to purchase 3,500 shares of common stock with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 (“First Warrant”), (ii) a warrant to purchase 2,917 shares of common stock with an exercise price of $27.00 exercisable until the five-year anniversary of October 9, 2023 (“Second Warrant”). The Second Warrant was never fair valued and was cancelled and extinguished against payment of the October 2023 Convertible Note, and (iii) 2,333 shares of common stock as a commitment fee for the purchase of the October 2023 Convertible Note, which were earned in full as of October 9, 2023. On October 9, 2023, the Company delivered such duly executed October 2023 Convertible Note, warrants and common stock to FirstFire against delivery of such purchase price.

The Company was obligated to make amortization payments in cash to FirstFire toward the repayment of the October 2023 Convertible Note, as described in the October 2023 Convertible Note. As of December 31, 2024, the October 2023 Convertible Note was repaid in full.

In connection with the issuance of the October 2023 Convertible Note, the Company incurred debt issuance costs of $95,349 (including the issuance of 560 warrants as a finder’s fee), which was capitalized and was amortized into interest expense over the term of the October 2023 Convertible Note.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and Firstfire and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 7,560 warrants with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 was classified as a derivative liability on October 9, 2023. The fair values of the 7,560 warrants with an exercise price of $37.50 exercisable until the five-year anniversary of October 9, 2023 issued on October 9, 2023 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $11.55, volatility of 89.70%, risk-free rate of 4.75%, annual dividend yield of 0% and expected life of 5 years.

In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds allocated to the warrants are accounted for as derivative liability. The remainder of the proceeds are allocated to the debt instrument portion of the transaction.

The Company recorded a total debt discount of $128,748 related to the original issue discount, common shares issued and warrants issued to Mast Hill and Firstfire, which was amortized over the term of the October 2023 Convertible Note.

March 2024 Convertible Note

On March 7, 2024, the Company entered into securities purchase agreements with Mast Hill for the issuance of 13.0% senior secured promissory notes in the aggregate principal amount of $700,000 (collectively, the “March 2024 Convertible Note”) convertible into shares of the Company’s common stock, as well as the issuance of 7,000 shares of common stock as a commitment fee and warrants for the purchase of 16,827 shares of common stock of the Company. The Company and its subsidiaries also entered into a security agreement, creating a security interest in certain property of the Company and its subsidiaries to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the March 2024 Convertible Note. Principal amount and interest under the March 2024 Convertible Note were convertible into shares of common stock of the Company at a conversion price of $15.00 per share unless the Company failed to make an amortization payment when due, in which case the conversion price would be the lower of $15.00 or the market price (as defined in the March 2024 Convertible Note) of the shares.

Mast Hill acquired the March 2024 Convertible Note with principal amount of $700,000 and paid the purchase price of $665,000 after an original issue discount of $35,000. On March 7, 2024, the Company issued (i) a warrant to purchase 8,750 shares of common stock with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 (“First Warrant”), (ii) a warrant to purchase 8,077 shares of common stock with an exercise price of $19.50 exercisable until the five-year anniversary of March 7, 2024 (“Second Warrant”). The Second Warrant was never fair valued and was cancelled and extinguished against payment of the March 2024 Convertible Note, and (iii) 7,000 shares of common stock as a commitment fee for the purchase of the March 2024 Convertible Note, which were earned in full as of March 7, 2024. On March 7, 2024, the Company delivered such duly executed March 2024 Convertible Note, warrants and common stock to Mast Hill against delivery of such purchase price.

The Company was obligated to make amortization payments in cash to Mast Hill toward the repayment of the March 2024 Convertible Note, as described in the March 2024 Convertible Note. As of December 31, 2024, the March 2024 Convertible Note was repaid in full.

In connection with the issuance of the March 2024 Convertible Note, the Company incurred debt issuance costs of $74,379 (including the issuance of 700 warrants as a finder’s fee) which was capitalized and was amortized into interest expense over the term of the March 2024 Convertible Note.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee met the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. Accordingly, the fair value of the 9,450 warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 was classified as derivative liability on March 7, 2024. The fair values of the 9,450 warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 issued on March 7, 2024 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $6.00, volatility of 85.24%, risk-free rate of 4.07%, annual dividend yield of 0% and expected life of 5 years.

In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds allocated to the warrants are accounted for as derivative liability. The remainder of the proceeds are allocated to the debt instrument portion of the transaction.

The Company recorded a total debt discount of $97,374 related to the original issue discount, common shares issued and warrants issued to Mast Hill, which was amortized over the term of the March 2024 Convertible Note.

June 2024 Convertible Note

On June 5, 2024, the Company entered into securities purchase agreements with Mast Hill for the issuance of 13.0% senior secured promissory notes in the aggregate principal amount of $2,845,000 (collectively, the “June 2024 Convertible Note”) convertible into shares of the Company’s common stock, as well as the issuance of 26,800 shares of common stock as a commitment fee and warrants for the purchase of 146,667 shares of common stock of the Company. The Company and its subsidiaries have also entered into a security agreement, creating a security interest in certain property of the Company and its subsidiaries to secure the prompt payment, performance and discharge in full of all of the Company’s obligations under the June 2024 Convertible Note. Principal amount and interest under the June 2024 Convertible Note are convertible into shares of common stock of the Company at a conversion price of $11.25 per share unless the Company fails to make an amortization payment when due, in which case the conversion price shall be the lesser of $11.25 or the market price (as defined in the June 2024 Convertible Note).

Mast Hill acquired the June 2024 Convertible Note with principal amount of $2,845,000 and paid the purchase price of $2,702,750 after an original issue discount of $142,250. On June 5, 2024, the Company issued (i) a warrant to purchase 66,667 shares of common stock with an exercise price of $9.75 exercisable until June 5, 2029 (“First Warrant”), (ii) a warrant to purchase 80,000 shares of common stock with an exercise price of $7.50 exercisable until June 5, 2029 (“Second Warrant”), and (iii) 26,800 shares of common stock as a commitment fee for the purchase of the June 2024 Convertible Note, which were earned in full as of June 5, 2024. As of March 31, 2025, the Second Warrant was not fair valued since the Company believed the Second Warrant would be cancelled and extinguished against payment of the June 2024 Convertible Note on June 5, 2025. On June 5, 2024, the Company delivered such duly executed June 2024 Convertible Note, warrants and common stock to Mast Hill against delivery of the purchase price.

The Company received net cash amount of $881,210 from the June 2024 Convertible Note financing after using the proceeds to pay off all previously issued convertible notes of $1,661,540, and to pay finder’s fee of $120,000 and lender’s costs of $40,000 related to this financing.

The Company was obligated to make amortization payments in cash to Mast Hill toward the repayment of the June 2024 Convertible Note, as provided in the following table:

Payment Date:	Payment Amount:
December 5, 2024	$284,500 plus accrued interest through December 5, 2024
January 5, 2025	$284,500 plus accrued interest through January 5, 2025
February 5, 2025	$379,336 plus accrued interest through February 5, 2025
March 5, 2025	$474,167 plus accrued interest through March 5, 2025
April 5, 2025	$474,167 plus accrued interest through April 5, 2025
May 5, 2025	$569,000 plus accrued interest through May 5, 2025
June 5, 2025	The entire remaining outstanding balance of the June 2024 Convertible Note

In connection with the issuance of the June 2024 Convertible Note, the Company incurred debt issuance costs of $224,221 (including the issuance of 5,333 warrants as a finder’s fee) which was capitalized and had been amortized into interest expense over the term of the June 2024 Convertible Note.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. On March 31, 2025 and June 5, 2024, management determined the probability of failing to make an amortization payment when due to be remote and as such the fair value of the 80,000 warrants with an exercise price of $7.50 exercisable until June 5, 2029, which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, had been estimated to be zero. Accordingly, the fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until June 5, 2029 was classified as derivative liability on June 5, 2024. The fair values of the 72,000 warrants with an exercise price of $9.75 exercisable until June 5, 2029 issued on June 5, 2024 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $10.39, volatility of 85.72%, risk-free rate of 4.31%, annual dividend yield of 0% and expected life of 5 years.

In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds allocated to the warrants are accounted for as derivative liability. The remainder of the proceeds are allocated to the debt instrument portion of the transaction.

In accordance with ASC 480-10-25-14, the Company determined that the conversion provisions contain an embedded derivative feature and the Company valued the derivative feature separately, recording debt discount and derivative liability in accordance with the provisions of the convertible debt (See Note 12). However, on June 5, 2024 and December 14, 2024, management determined the probability of failing to make an amortization payment when due to be remote and as such the fair value of the embedded conversion feature had been estimated to be zero. On December 15, 2024, Mast Hill waived all amortization payments required to be made under the June 2024 Convertible Note. On June 5, 2025, the Second Warrant was not cancelled and was retained by Mast Hill. Accordingly, the initial fair value of the Second Warrant of $621,353 was classified as derivative liability on June 5, 2025 and recorded as interest expense – amortization of debt discount.

The Company recorded a total debt discount of $1,460,343 related to the original issue discount, common shares issued and warrants issued to Mast Hill, which had been amortized over the term of the June 2024 Convertible Note.

On December 15, 2024, the Company and Mast Hill entered into that certain consent, acknowledgement, and waiver agreement, pursuant to which Mast Hill waived all amortization payments required to be made under the June 2024 Convertible Note, the Company paid a waiver fee of $150,000 to Mast Hill, and the Company issued to Mast Hill a common stock purchase warrant for the purchase of up to 150,000 shares of the Company’s common stock (“Pre-Funded Warrants”). The Pre-Funded Warrants are immediately exercisable at issuance and until the Pre-Funded Warrants are exercised in full and have an exercise price of $0.01 per share. The Pre-Funded Warrants were classified as a component of permanent equity on the accompanying consolidated balance sheets as they are freestanding financial instruments that are immediately exercisable, do not embody an obligation for the Company to repurchase its own shares and permit the holder to receive a fixed number of shares of common stock upon exercise. All of the shares underlying the Pre-Funded Warrants have been included in the weighted-average number of shares of common stock used to calculate net loss per share, basic and diluted, attributable to the Company’s common stockholders because the shares may be issued for little or no consideration, are fully vested and are exercisable after the original issuance date of the Pre-Funded Warrants. Based on the Company’s assess, this arrangement was accounted for as a modification of debt and, as such, $838,794 related to the waiver fee and Pre-Fund Warrants issued to Mast Hill were expensed.

On May 29, 2025, the Company and Mast Hill entered into that certain waiver (the “Waiver”), pursuant to which Mast Hill will retain all related dilutive issuance rights under Section 1.6(e) of the June 2024 Convertible Note, provided that any adjustment under Section 1.6(e) of the June 2024 Convertible Note shall be subject to a per share floor price equal to $1.00. The Company recorded a loss on extinguishment of debt of $9,076,587 as a result of the Waiver, representing the value of common stock will be issued upon conversion in excess of the common stock issuable under the original terms of the June 2024 Convertible Note.

During the period from June 1, 2025 through December 31, 2025, Mast Hill converted its June 2024 Convertible Note in the principal amount of $2,010,827 into 2,010,827 shares of common stock of the Company at a per share price of $1.00.

July 2025 Convertible Note

On July 3, 2025, the Company issued two convertible promissory notes (“July 2025 Convertible Note”) to two accredited investors on identical terms. The July 2025 Convertible Note has a principal amount of $200,000, bears a one-time interest charge of $60,000, and matures nine months from the date of issuance.

Pursuant to the terms of the July 2025 Convertible Note, beginning six months after the issue date, the two investors may convert the outstanding principal and accrued interest into shares of the Company’s common stock at a fixed conversion price of $1.00 per share, subject to certain adjustments as provided for in the July 2025 Convertible Note for stock splits, dividends, combinations, or reclassifications. The Company may prepay the July 2025 Convertible Note at any time without penalty.

As consideration for the two investors’ purchase of the July 2025 Convertible Note, the Company issued 5,000 shares of restricted common stock to each investor as a commitment fee. The Company recorded a total debt discount of $26,800 related to the common stock issued to the two investors, which will be amortized over the term of the July 2025 Convertible Note (See Note 16 - Common Shares Issued as Convertible Note Payable Commitment Fee).

The convertible notes payable as of December 31, 2025 and 2024 was as follows:

	December 31, 2025	December 31, 2024
Principal amount	$745,950	$2,556,777
Less: unamortized debt issuance costs	-	(93,425)
Less: unamortized debt discount	(8,932)	(349,579)
Convertible note payable, net	$737,018	$2,113,773

In subsequent period, Mast Hill converted its June 2024 Convertible Note in the principal amount of $545,949 into 545,949 shares of common stock of the Company at a per share price of $1.00 (See Note 23 - Common Shares Issued for Debt Conversion).

For the years ended December 31, 2025 and 2024, amortization of debt discount and debt issuance costs related to convertible note payable amounted to $1,082,226 (including the initial fair value of the Second Warrant of $621,353) and $1,291,814, respectively, which have been included in interest expense — amortization of debt discount and debt issuance costs on the accompanying consolidated statements of operations and comprehensive loss.

For the years ended December 31, 2025 and 2024, interest expense related to convertible note payable amounted to $320,282 and $325,486, respectively, which have been included in interest expense — other on the accompanying consolidated statements of operations and comprehensive loss.